Cover	Feb. 21, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2023
Entity File Number	001-41292
Entity Registrant Name	AXIOS SUSTAINABLE GROWTH ACQUISITION CORPORATION
Entity Central Index Key	0001898019
Entity Tax Identification Number	98-1640650
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Hidden Pines Farm
Entity Address, Address Line Two	14090
Entity Address, Address Line Three	Hopewell Road
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30004
City Area Code	770
Local Phone Number	813-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, one right and one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, one right and one redeemable warrant
Trading Symbol	AXACU
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	AXAC
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AXACWS
Security Exchange Name	NYSE
Rights to acquire one-tenth of one Class A ordinary share [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights to acquire one-tenth of one Class A ordinary share
Trading Symbol	AXACR
Security Exchange Name	NYSE